Share-Based Compensation - Schedule of Share-based Compensation Expense (Parenthetical) (Detail)	3 Months Ended
Mar. 31, 2023
Share-Based Payment Arrangement, Additional Disclosure [Abstract]
Weighted-average period over which Compensation expense not yet recognized is expected to be recognized	2 years